Sales revenue (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of net revenues

	12/31/2025	12/31/2024
Gross sales revenue – lithium concentrate	96,101	193,229
Shipping services	9,744	4,962
	105,845	198,191

Provisional price adjustment	4,167	(46,839)
Total net sales revenue	110,012	151,352
(1)	For the year ended December 31, 2025, the amount includes: $14,013 of final price adjustment less $9,846 which includes interest on the pre-payment.